GS Mortgage-Backed Securities Trust 2022-LTV2

Exhibit 99.4 - Schedule 3

ATR QM Data Fields
Loans in Report: 22

Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
XXXX	XXXX	QM: Safe Harbor	No	Yes
22